Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,921	$ 2,184
Accounts receivable, net	34,597	21,236
Inventory	4,214	1,378
Prepaid expenses and other	4,049	4,810
Total current assets:	46,781	29,608
Property and equipment, net	722	772
Operating lease right-of-use asset	2,943	1,131
Intangibles, net	36,485	40,591
Goodwill	13,481	13,481
Other long term assets	897	944
Total assets	101,309	86,527
Current liabilities:
Accounts payable	40,954	8,450
Accrued payroll	2,681	1,354
Accrued rebates and fees	89,658	30,893
Accrued expenses	7,408	3,136
Current portion of deferred consideration	491	264
Debt, current	108,429	0
Current portion of operating lease liabilities	759	745
Total current liabilities:	250,380	44,842
Long-term portion of deferred consideration	2,895	3,387
Debt, net of issuance costs	17,038	0
Derivative liabilities	1,518	1,231
Operating lease liabilities	2,237	665
Other long-term liabilities	179	163
Total liabilities	274,247	50,288
Commitments and contingencies (See Note 11)
Stockholders' (deficit) equity:
Preferred stock, $0.0001 par value, 45,000,000 shares authorized; 29,057,097 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	0	3
Common stock, $0.0001 par value, 740,000,000 shares authorized; 160,084,250 shares issued and 100,015,665 shares outstanding as of December 31, 2023; 141,348,856 shares issued and outstanding as of December 31, 2022	16	14
Additional paid-in capital	407,813	412,136
Accumulated deficit	(490,245)	(375,914)
Treasury stock, at cost; 60,068,585 shares and nil shares as of December 31, 2023 and December 31, 2022, respectively	(90,522)	0
Total stockholders' (deficit) equity	(172,938)	36,239
Total liabilities and stockholders' (deficit) equity	$ 101,309	$ 86,527